Cost of services, selling and administrative	12 Months Ended
Sep. 30, 2019
Analysis of income and expense [abstract]
Cost of services, selling and administrative
Costs of services, selling and administrative

	Year ended September 30
	2019	2018
	$	$
Salaries and other member costs[1]	7,158,588	6,846,585
Professional fees and other contracted labour	1,439,915	1,369,420
Hardware, software and data center related costs	873,158	829,655
Property costs	363,812	307,496
Amortization and depreciation (Note 23)	388,087	383,834
Other operating expenses	60,447	64,801
	10,284,007	9,801,791

[1]	Net of R&D and other tax credits of $171,389,000 in 2019 ($182,493,000 in 2018).